Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure - supplementary information on oil and gas exploration and production activities [Abstract]
Summary of Capitalized Costs for Oil and Gas Producing Activities
A.    Capitalized costs for oil and gas producing activities (unaudited):

	2023		2022	2021
Proved Properties	Ps.	2,992,418,072	2,866,888,317	2,755,452,487
Construction in progress	87,417,444		78,758,180	65,874,785
Accumulated depreciation and amortization	(2,246,990,816)		(2,150,051,501)	(1,970,206,627)
Net capitalized costs	Ps.	832,844,700	795,594,996	851,120,645

Summary of Costs Incurred for Oil and Gas Property Exploration and Development Activities
B.    Costs incurred for oil and gas property exploration and development activities (unaudited):

	2023		2022
Exploration	Ps.	67,956,743	52,128,899
Development	171,348,160		134,415,959
Total costs incurred	Ps.	239,304,903	186,544,858

Summary of Results of Operations for Oil and Gas Producing Activities
C.    Results of operations for oil and gas producing activities (unaudited):

	2023		2022	2021
Revenues from sale of oil and gas	Ps.	931,509,764	1,347,063,715	944,008,383
Hydrocarbon duties	338,881,974		404,918,526	306,827,282
Production costs (excluding taxes)	347,603,900		421,514,923	310,389,017
Other costs and expenses	56,536,914		94,115,614	35,671,317
Exploration expenses	16,589,853		38,752,353	37,006,392
Depreciation, depletion, amortization and accretion	116,710,477		173,178,527	62,569,917
	876,323,118		1,132,479,943	752,463,925
Results of operations for oil and gas producing activities	Ps.	55,186,646	214,583,772	191,544,458

Summary of Results of Operations for Oil and Gas Producing Activities
D.    Sales prices (unaudited)
The following table summarizes average sales prices in U.S. dollars for each of the years ended December 31 (excluding production taxes):

Description	2023	2022	2021
	U.S.$	U.S.$	U.S.$
Weighted average sales price per barrel of oil equivalent (boe) (1)	54.76	69.31	52.22
Crude oil, per barrel	65.89	89.84	66.06
Natural gas, per thousand cubic feet	3.87	7.17	5.16
(1)To convert dry gas to barrels of oil equivalent, a factor of 5.201 thousand cubic feet of dry gas per barrel of oil equivalent is used.
Summary of Oil and Gas Proved Reserves
Summary of oil and gas (1) proved reserves as of December 31, 2023 based on average fiscal year prices

	Crude oil and Condensates (2)	Dry Gas (3)
	(in millions of barrels)	(in billions of cubic feet)
Proved developed and undeveloped reserves:
Proved developed reserves	3,500.3	4,314.0
Proved undeveloped reserves	2,393.7	3,936.3
Total proved reserves	5,894.0	8,250.3
Note: Numbers may not total due to rounding.
(1)PEMEX does not currently produce synthetic oil or synthetic gas, or other natural resources from which synthetic oil or synthetic gas can be produced.
(2)Crude oil and condensate reserves include the fraction of liquefiable hydrocarbons recoverable in natural gas processing plants located at fields.
(3)Reserve volumes reported in this table are volumes of dry gas, although natural gas production reported in other tables refers to sour wet gas.
There is a shrinkage in volume when natural gas liquids and impurities are extracted to obtain dry gas. Therefore, reported natural gas volumes are greater than dry gas volumes.
Disclosure of Proved Developed and Undeveloped Reserve
Crude oil and condensate reserves
(including natural gas liquids) (1)

	2023	2022	2021
Proved developed and undeveloped reserves:
At December 31	6,089	6,073	6,041
Revisions (2)	529	647	565
Extensions and discoveries	16	78	115
Production	(744)	(710)	(697)
Farm outs & transfer to exploration and production contracts (CEE) & transfer of fields due to NHC bidding process	4	1	49
At December 31	5,894	6,089	6,073
Proved developed reserves at December 31	3,500	3,698	3,649
Proved undeveloped reserves at December 31	2,394	2,391	2,424
Note: Numbers may not total due to rounding.
(1)Crude oil and condensate reserves include the fraction of liquefiable hydrocarbons recoverable in natural gas processing plants located at fields.
(2)Revisions include positive and negative changes due to new data from well drilling, revisions made when actual reservoir performance differs from expected performance and changes in hydrocarbon prices.
Source: Pemex Exploration and Production.
Dry Gas Reserves

	2023	2022	2021
	(in billions of cubic feet)
Proved developed and undeveloped reserves:
At December 31	7,080	7,040	6,984
Revisions (1)	2,069	847	195
Extensions and discoveries	12	43	590
Production (2)	(917)	(854)	(751)
Farm outs & transfer to exploration and production contracts (CEE) & transfer of fields due to NHC bidding process	7	4	21
At December 31	8,251	7,080	7,040
Proved developed reserves at December 31	4,314	4,368	3,934
Proved undeveloped reserves at December 31	3,936	2,711	3,106
Note: Numbers may not total due to rounding.
(1)Revisions include positive and negative changes due to new data from well drilling, revisions made when actual reservoir performance differs from expected performance and changes in hydrocarbon prices.
(2)Production refers here to dry gas, although natural gas production reported in other tables refers to sour wet gas. There is a shrinkage in volume when natural gas liquids and impurities are extracted to obtain dry gas. Therefore, reported natural gas volumes are greater than dry gas volumes.
Disclosure of standardized measure of discounted future net cash flows
Standardized measure of discounted future net cash flows as of December 31

	2023	2022	2021
	(in millions of U.S. dollars)
Future cash inflows	362,836	512,547	371,331
Future production costs (excluding profit taxes)	(157,758)	(174,115)	(146,062)
Future development costs	(26,082)	(26,013)	(24,184)
Future cash flows before tax	178,996	312,419	201,085
Future production and excess gains taxes	(135,723)	(205,035)	(146,416)
Future net cash flows	43,273	107,384	54,669
Effect of discounting net cash flows by 10%	(15,421)	(44,461)	(18,443)
Standardized measure of discounted future net cash flows	27,852	62,923	36,226
Note: Table amounts may not total due to rounding.
Disclosure of Changes in Standardized Measure of Discounted Future Net Cash Flows
Changes in standardized measure of discounted future net cash flows

	2023	2022	2021
	(in millions of U.S. dollars)
Sales of oil and gas produced, net of production costs	(41,751)	(54,470)	(34,600)
Net changes in prices and production costs	(96,667)	77,278	84,233
Extensions and discoveries	540	3,078	1,583
Development cost incurred during the year	8,657	5,738	4,755
Changes in estimated development costs	(6,012)	(5,523)	(5,675)
Reserves revisions and timing changes	16,737	15,773	26,205
Accretion of discount of pre-tax net cash flows	18,679	9,749	2,220
Net changes in production and excess gains taxes	64,747	(24,927)	(41,814)
Aggregate change in standardized measure of discounted future net cash flows	(35,070)	26,696	36,907
Standardized measure:
As of January 1	62,922	36,226	(681)
As of December 31	27,852	62,922	36,226
Change	(35,070)	26,696	36,907
Note: Table amounts may not total due to rounding.